Taxes (Details) - Schedule of Income Tax Provision at the Federal Statutory Rate and Effective Rate	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Tax Provision at the Federal Statutory Rate and Effective Rate [Abstract]
U.S. Statutory rates	21.00%	21.00%	21.00%
Foreign income not recognized in the U.S.	(21.00%)	(21.00%)	(21.00%)
China income taxes	25.00%	25.00%	25.00%
Change in valuation allowance	(25.00%)	(25.00%)	(25.00%)
Non-deductible expenses-permanent difference	(1.50%)	(1.90%)	(52.40%)
Effective tax rate	(1.50%)	(1.90%)	(52.40%)